UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-23436

NB Crossroads Private Markets Fund VI Holdings LP

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

David Morse, Vice President

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (212) 476-8800

Date of fiscal year end:     March 31

Date of reporting period:        September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NB Crossroads Private Markets Fund VI Holdings LP

Consolidated Financial Statements

(Unaudited)

For the six months ended September 30, 2025

NB Crossroads Private Markets Fund VI Holdings LP For the six months ended September 30, 2025 Index	Page No.

FINANCIAL INFORMATION (Unaudited)

NB Crossroads Private Markets Fund VI Holdings LP
Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets
As of September 30, 2025 (Unaudited)

Assets

Investments, at fair value (cost $304,783,983)	$427,334,856
Cash and cash equivalents	38,664
Prepaid insurance	28,744
Interest receivable	29,286

Total Assets	$427,431,550

Liabilities

Deferred tax payable	$1,627,688
Advisory fees payable	700,340
Due to Affiliate	139,544
Administration service fees payable	67,334
Due to investment	64,000
Professional fees payable	60,078
Other payables	1,490

Total Liabilities	$2,660,474

Commitments and contingencies (See Note 4)

Partners' Capital - Net Assets	$424,771,076

Partners’ Capital - Net Assets consist of:
Partners’ capital paid-in	$297,862,349
Partners’ distributable earnings (loss)	126,908,727

Total Partners' Capital - Net Assets	$424,771,076

Units of Partnership Interests outstanding (unlimited units authorized)	286,186.81
Net Asset Value Per Unit	$1,484.24

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP
Consolidated Schedule of Investments
As of September 30, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (25.04%)
BC Partners XI GD - I LP	Primary	07/2021-09/2025	Europe	$6,102,084	$7,450,015
Boom Co-Invest B, L.P.	Co-Investment	09/2021	North America	4,805,142	7,497,609
Clayton, Dubilier & Rice Fund XI, L.P.	Primary	09/2021-03/2025	North America	5,935,021	7,141,355
Green Equity Investors Offshore Fund IX, L.P.	Primary	08/2023-08/2025	North America	4,646,301	5,524,764
Hellman & Friedman Capital Partners X (Parallel), L.P.	Primary	11/2021-09/2025	North America	7,773,284	8,880,435
KKR Apple Co-Invest L.P.	Co-Investment	09/2021-11/2021	North America	5,166,683	7,832,156
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	Asia	802,715	1,816,604
KKR Oculus Co-Invest L.P.	Co-Investment	11/2020	North America	1,764,578	4,264,878
KKR Redwood Co-Invest L.P.	Co-Investment	07/2020	North America	1,349,413	2,436,132
Magenta Blocker Aggregator LP	Co-Investment	07/2021	North America	1,868,400	2,306,013
NB RR Co-Invest LP	Co-Investment	10/2020-09/2024	North America	4,480,895	7,804,096
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,703,705	983,366
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,706,387	5,501,330
RealPage Parent, LP (F)	Co-Investment	04/2021	North America	4,100,000	6,314,000
RL Co-Investor Aggregator II L.P.	Co-Investment	03/2022-03/2023	North America	2,259,103	1,717,272
RL Co-Investor Aggregator L.P.	Co-Investment	05/2022-03/2023	North America	2,551,189	1,933,556
Silver Lake Partners VI, L.P.	Primary	01/2021-09/2025	North America	7,432,982	10,173,291
THL Fund Investors (Altar), L.P.	Co-Investment	02/2022	North America	3,511,067	5,685,890
Thoma Bravo XIV- A, L.P.	Primary	04/2021-02/2025	North America	6,604,712	7,832,281
TPG Asia VI Digs 1 L.P.	Co-Investment	11/2020	Asia	2,685	3,684
TPG Jedi CoInvest, L.P.	Co-Investment	07/2020	North America	1,814,016	3,249,589
				84,380,362	106,348,316
Small and Mid-cap Buyout (56.15%)
AAI FG Holdco L.P.	Co-Investment	09/2020	Europe	584,526	5,870,427
Advent Global Technology Fund II-C Limited Partnership	Primary	02/2022-12/2024	North America	8,160,000	11,084,429
AFC Acquisitions, Inc. (F)	Co-Investment	04/2021-06/2025	North America	4,678,183	7,853,323
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	529,052	7,379,844
BC Partners Galileo (1) L.P.	Secondary	07/2021	Europe	4,372,859	6,811,849
Charlesbank Equity Fund X, L.P.	Primary	09/2021-08/2025	North America	7,905,201	12,317,348
CIMI Holdings L.P.	Co-Investment	09/2020	North America	1,700,000	4,924,384
Compass Syndication L.P.	Co-Investment	10/2021	North America	1,110,652	1,552,417
Crosspoint Capital Fund I, LP	Primary	04/2021-09/2024	North America	10,167,843	16,402,046
EMK Capital Partners II LP	Primary	09/2021-09/2025	Europe	7,004,248	10,594,832
Ethos Capital Investments A LP	Primary	10/2021-07/2025	North America	6,256,933	10,274,993
Evidence Co-Invest LP	Co-Investment	12/2020	North America	3,930,055	4,181,756
Goldeneye Holdings Parent, LP (F)	Co-Investment	07/2021	North America	1,800,000	2,650,690
Greenbriar Equity Fund V, L.P.	Primary	08/2021-05/2025	North America	11,660,872	14,380,441
Highline PPC FT Holdings LLC (G)	Co-Investment	11/2020	North America	2,690,000	5,947,415
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	3,204,397	3,840,000
Itelyum Co-Investment LP	Co-Investment	09/2021	Europe	5,512,630	11,766,061
JLL MedeAnalytics Co-Invest, L.P.	Co-Investment	11/2020-11/2023	North America	1,013,897	948,025
Madison Dearborn Capital Partners VIII-C, L.P.	Primary	04/2021-05/2025	North America	823,131	1,150,233
New Mountain Partners VI, L.P. (G)	Primary	03/2021-07/2025	North America	5,798,472	9,302,227
Nordic Capital X Alpha, L.P.	Primary	05/2021-03/2025	Europe	7,075,763	11,712,230
Oakley Capital IV Co-Investment (B) SCSp	Co-Investment	02/2021	Europe	2,451,704	1,489,412
Oakley Capital IV Co-Investment (C) SCSp	Co-Investment	09/2021	Europe	592,534	321,852
Oakley Capital V-B2 SCSp	Primary	05/2022-12/2024	Europe	4,175,362	5,004,607
PPC III-A LP	Primary	03/2021-04/2025	North America	11,094,149	13,888,768
Prime Acquisitions Holdco, LP	Co-Investment	08/2021-08/2023	North America	6,299,438	10,006,810
Riverside Fund V CF-B, L.P.	Secondary	03/2021-02/2024	North America	3,093,797	3,595,751
SPH Acquisitions, Inc. (F)	Co-Investment	12/2020-08/2023	North America	1,328,341	1,885,388
Summit Partners Co-Invest (Lions), L.P.	Co-Investment	10/2020-09/2022	North America	2,711,810	3,634,769
Tailwind TPRC Investor, LP	Co-Investment	01/2021-04/2025	North America	2,120,578	2,838,974
THL HT Parallel SPV II, L.P.	Secondary	07/2025	North America	249,209	273,221
THL HT Parallel SPV, L.P.	Secondary	12/2020-10/2024	North America	4,299,576	9,872,338
Thoma Bravo Discover Fund III-A, L.P.	Primary	06/2021-12/2023	North America	7,757,291	11,616,265
Thomas H. Lee Parallel Fund IX L.P.	Primary	01/2022-08/2025	North America	8,966,841	10,205,822
VSC Precision Medical LLC (F)(G)	Co-Investment	11/2020-11/2022	North America	1,954,918	2,949,209
				153,074,262	238,528,156

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP
Consolidated Schedule of Investments
As of September 30, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (5.86%)
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	419,553	300,000
Centerbridge Capital Partners IV, L.P.	Primary	12/2021-04/2025	North America	9,730,854	15,000,000
NS KMS Investment LLC (G)	Co-Investment	11/2020-06/2024	North America	3,682,287	174,893
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	2,170,485	9,428,185
				16,003,179	24,903,078
Venture Capital (11.58%)
ACME Fund IV, LP	Primary	12/2021-05/2025	North America	4,311,308	5,389,590
Blackstone Growth L.P.	Primary	01/2021-09/2025	North America	7,450,159	6,860,615
Blackstone Growth Mario Co-Invest L.P.	Co-Investment	12/2020-07/2023	North America	1,875,940	4,743,191
Dragoneer Opportunities Offshore Feeder V, L.P.	Primary	01/2021-06/2025	North America	4,696,701	4,156,664
FV Ace Grades Partners, L.P.	Co-Investment	07/2020	Asia	1,505,661	906,028
GGV Capital Fund VIII L.P.	Primary	04/2021-09/2025	North America	5,312,000	6,257,198
GGV Capital Fund VIII Plus L.P.	Primary	06/2021-09/2025	North America	1,224,000	1,640,846
Meritech Capital Partners VII L.P.	Primary	11/2020-03/2025	North America	4,937,500	6,467,479
Meritech Capital SPV I L.P.	Co-Investment	05/2021	North America	3,000,000	3,365,322
Summit Partners Co-Invest (Optmo), SCSp	Co-Investment	10/2021	Europe	1,811,897	1,912,731
Summit Partners Venture Capital Fund V-B, L.P.	Primary	05/2021-09/2025	North America	4,337,974	5,003,673
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-09/2022	North America	2,511,071	2,500,000
				42,974,211	49,203,337

Short Term Investments	Cost	Fair Value
Money Market Fund (1.97%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (H)	8,351,969	8,351,969
	8,351,969	8,351,969

Total Investments (cost $304,783,983) (100.60%)		427,334,856
Other Assets & Liabilities (Net) (-0.60%)		(2,563,780)
Partners' Capital - Net Assets (100.00%)		$424,771,076

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2025 aggregated $296,432,014. Total fair value of illiquid and restricted securities at
September 30, 2025 was $418,982,887 or 98.63% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF VI B LLC.
(H)	The rate is 3.94%, the annualized seven-day yield as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP
Consolidated Statement of Operations
For the six months ended September 30, 2025 (Unaudited)

Investment Income:

Interest income	$91,427

Total Investment Income	91,427

Operating Expenses:

Advisory fees	1,382,580
Professional fees	162,799
Administration service fees	133,771
Interest expense	106,042
Directors' fees	81,719
Financing costs	50,058
Insurance expense	18,284
Other expenses	5,559

Total Operating Expenses	1,940,812

Net Investment Loss	(1,849,385)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	1,363,622
Net change in unrealized appreciation on investments	17,887,246

Net Realized and Change in Unrealized Gain on Investments	19,250,868

Net Increase in Partners' Capital – Net Assets Resulting from Operations	$17,401,483

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP
Consolidated Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2025 (Audited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$373,189,746	$3,769,593	$376,959,339

Partners' capital at April 1, 2024	$354,320,649	$3,578,996	$357,899,645
Capital contributions	13,061,641	131,936	13,193,577
Capital distributions	(1,144,016)	(11,556)	(1,155,572)
Net investment loss	(5,173,453)	(52,257)	(5,225,710)
Net realized gain on investments	6,647,460	67,146	6,714,606
Net change in unrealized appreciation on investments	24,387,924	246,343	24,634,267
Net change in incentive carried interest	(1,563,169)	1,563,169	-
Partners' capital at March 31, 2025	$390,537,036	$5,523,777	$396,060,813

For the six months ended September 30, 2025 (Unaudited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$373,189,746	$3,769,593	$376,959,339

Partners' capital at April 1, 2025	$390,537,036	$5,523,777	$396,060,813
Capital contributions	11,195,692	113,088	11,308,780
Net investment loss	(1,830,892)	(18,493)	(1,849,385)
Net realized gain on investments	1,349,986	13,636	1,363,622
Net change in unrealized appreciation on investments	17,708,374	178,872	17,887,246
Net change in incentive carried interest	(875,137)	875,137	-
Partners' capital at September 30, 2025	$418,085,059	$6,686,017	$424,771,076

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP
Consolidated Statement of Cash Flows
For the six months ended September 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners’ Capital – Net Assets resulting from operations	$17,401,483
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Purchases of investments	(9,286,741)
Proceeds received from investments	8,294,600
Net purchases and sales of short term investments	(6,480,971)
Net realized (gain) loss on investments	(1,363,622)
Net change in unrealized (appreciation) depreciation on investments	(17,887,246)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	(14,709)
(Increase) decrease in interest receivable	(23,472)
(Increase) decrease in deferred financing costs	50,058
Increase (decrease) in advisory fees payable	33,698
Increase (decrease) in due to Affiliate	(3,024)
Increase (decrease) in administration service fees payable	(5,615)
Increase (decrease) in professional fees payable	4,985
Increase (decrease) in other payables	(18,719)
Increase (decrease) in interest payable	(23,569)

Net cash provided by (used in) operating activities	(9,322,864)

CASH FLOWS FROM FINANCING ACTIVITIES

Payments to credit facility	(3,500,000)
Contributions from Partners	11,308,780

Net cash provided by (used in) financing activities	7,808,780

Net change in cash and cash equivalents	(1,514,084)
Cash and cash equivalents at beginning of the period	1,552,748

Cash and cash equivalents at end of the period	$38,664

Supplemental cash flow information
Interest paid	$129,611

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP
Consolidated Financial Highlights

	For the six months ended September 30, 2025 (Unaudited)	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,422.88	$1,332.24	$1,241.78	$1,230.31	$986.24	$951.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(6.53)	(18.94)	(15.20)	(14.00)	(17.16)	(55.63)
Net realized and change in unrealized gain (loss) on investments	67.89	113.73	112.76	34.04	261.23	90.72
Net increase (decrease) in net assets resulting from operations after incentive carried interest	61.36	94.79	97.56	20.04	244.07	35.09

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	-	(4.15)	(7.10)	(8.57)	-	-
NET ASSET VALUE, END OF PERIOD	$1,484.24	$1,422.88	$1,332.24	$1,241.78	$1,230.31	$986.24
TOTAL NET ASSET VALUE RETURN (1), (2), (3), (4)	4.31%	7.12%	7.88%	1.65%	24.75%	3.69%

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$424,771	$396,061	$357,900	$311,161	$254,192	$82,540
Ratios to Average Partners' Capital - Net Assets: (5), (6)
Expenses excluding incentive carried interest	0.96%	1.46%	1.26%	1.27%	1.74%	4.16%
Net change in incentive carried interest	0.22%	0.42%	-	-	-	-
Expenses including incentive carried interest	1.18%	1.88%	1.26%	1.27%	1.74%	4.16%
Net investment loss excluding incentive carried interest	(0.91%)	(1.40%)	(1.22%)	(1.21%)	(1.70%)	(4.16%)
Portfolio Turnover Rate (7)	(2.05%)	(7.56%)	(2.85%)	(4.05%)	(4.28%)	(0.69%)

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (8)	9.09%	9.12%	9.94%	11.23%	24.13%	17.38%
Internal Rate of Return after incentive carried interest (8)	8.92%	8.67%	9.94%	11.23%	24.13%	17.38%

(1)	Selected data for a unit of Master Fund interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Master Fund during the period and assumes distributions, if any, were reinvested. The Master Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the Master Fund taken as a whole. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Master Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Underlying Investments.
(6)	For the six months ended September 30, 2025, the ratios are annualized, with the exception of the impact of nonrecurring expenses and the incentive carried interest allocation.
(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP
Notes to the Consolidated Financial Statements
September 30, 2025 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund was organized as a Delaware limited partnership on June 1, 2018. The Master Fund commenced operations on February 14, 2020 (the “Initial Subscription” closing date). The Master Fund’s term will expire on December 31 following the tenth anniversary from the Initial Subscription closing date, subject to two one-year extensions which may be approved by the Board of Directors of the Master Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the Master Fund may be extended by consent of a majority-in-interest of its limited partners (“Partners”) as defined in the Master Fund’s limited partnership agreement (the “LP Agreement”).

The Master Fund’s investment objective is to provide attractive risk adjusted returns. The Master Fund seeks to achieve its investment objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”), including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment” and together with the Portfolio Funds and Secondary Investments, the “Underlying Investments”). Neither the Master Fund nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the 1940 Act .

NB Crossroads Private Markets Fund VI LP (the “LP Fund”) and NB Crossroads Private Markets Fund VI Advisory LP (the “Advisory Fund” and together with the LP Fund, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their assets in the Master Fund. Each Feeder Fund is a Delaware limited partnership that is registered under the 1940 Act as a non-diversified, closed-end management investment company. The Feeder Funds have the same investment objective and substantially the same investment policies as the Master Fund.

The Board has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the Master Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Underlying Investments and to manage the day-to-day operations of the Master Fund.

The Master Fund operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as partners of the Master Fund (“Partners”).  As of September 30, 2025, the LP Fund’s and Advisory Fund’s ownership of the Master Fund’s Partners’ contributed capital was 82.78% and 16.22%, respectively, with a NB affiliate’s (the “Special Limited Partner”) (who is also a Partner of the Master Fund) percentage ownership of the Master Fund’s Partners’ contributed capital being 1%.

NB Crossroads Private Markets Fund VI Holdings LP
Notes to the Consolidated Financial Statements
September 30, 2025 (Unaudited)

2. Significant Accounting Policies

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements.

A. Basis of Accounting

The Master Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Master Fund are maintained in U.S. dollars.

Consolidation of Subsidiaries

NB CPMF VI B LLC (the “Subsidiary), is an investment company and a wholly-owned subsidiary of the Master Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash flows and the Consolidated Financial Highlights of the Master Fund include the accounts of its Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The inception date of the Subsidiary was November 16, 2021. On September 30, 2025, the Subsidiary had net assets of $16,735,427, which equals 3.9% of the Master Fund’s total net assets.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Master Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures established by the Board.

NB Crossroads Private Markets Fund VI Holdings LP
Notes to the Consolidated Financial Statements
September 30, 2025 (Unaudited)

The Board has approved valuation procedures (the “Procedures”) pursuant to which the Master Fund values its investments. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Master Fund’s investments without readily available market quotations, subject to oversight by the Board.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the Underlying Investment. To the extent ASC 820 is applicable to an Underlying Investment, the Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund’s life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

NB Crossroads Private Markets Fund VI Holdings LP
Notes to the Consolidated Financial Statements
September 30, 2025 (Unaudited)

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$6,314,000	$100,034,316	$106,348,316
Small and Mid-cap Buyout	-	-	15,338,610	223,189,546	238,528,156
Special Situations	-	-	-	24,903,078	24,903,078
Venture Capital	-	-	-	49,203,337	49,203,337
Money Market Fund	8,351,969	-	-	-	8,351,969
Total	$8,351,969	$-	$21,652,610	$397,330,277	$427,334,856

Significant Unobservable Inputs

As of September 30, 2025, the Master Fund had investments valued at $427,334,856. The fair value of investments valued at $397,330,277 in the Master Fund’s Consolidated Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2025.

			Unobservable Inputs

Investments	Fair Value 09/30/25	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$6,314,000	Market Comparables	LTM EBITDA NTM EBITDA	15.2x	15.2x

Small and Mid-cap Buyout	12,687,920	Market Comparables	LTM EBITDA	13.8 - 17.9x	15.0x

Small and Mid-cap Buyout	2,650,690	Market Comparables	NTM EBITDA	8.3x	8.3x

Total	$21,652,610

1 Inputs weighted based on fair value of investments in range.

During the six months ended September 30, 2025, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$261,229	$-

During the six months ended September 30, 2025, unrealized depreciation and realized gains from Level 3 investments were $58,767 and $0, respectively.

NB Crossroads Private Markets Fund VI Holdings LP
Notes to the Consolidated Financial Statements
September 30, 2025 (Unaudited)

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2025.

The estimated remaining life of the Master Fund’s Portfolio Funds as of September 30, 2025, is one to ten years, with the possibility of extensions by each of the Underlying Investments.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Master Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2025, the Master Fund held $38,664 in cash and cash equivalents on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets and $8,351,969, in an overnight sweep that is deposited into a money market account.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

E. Investment Gains and Losses

The Master Fund records distributions of cash or in-kind securities from the Underlying Investments based on the information from distribution notices when distributions are received. The Master Fund recognizes within the Consolidated Statement of Operations its share of realized gains or (losses), the Master Fund’s change in net unrealized appreciation/(depreciation) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Underlying Investments. The Master Fund may also recognize realized losses based upon information received from the Underlying Investment managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Consolidated Statement of Operations includes the Master Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Underlying Investment.

The Underlying Investments may make in-kind distributions to the Master Fund and, particularly in the event of a dissolution of an Underlying Investment, such distributions may contain securities that are not marketable. While the general policy of the Master Fund will be to liquidate such investment and distribute proceeds to Partners, under certain circumstances when deemed appropriate by the Board, a Partner may receive in-kind distributions from the Master Fund.

NB Crossroads Private Markets Fund VI Holdings LP
Notes to the Consolidated Financial Statements
September 30, 2025 (Unaudited)

F. Income Taxes

The Master Fund has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30.  If the Master Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Master Fund were ineligible to or otherwise unable to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Partners, and all distributions out of earnings and profits would be taxable to Partners as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Master Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Partners and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2025, there is no provision for federal income or excise tax within the financial statements.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.  The cost of the Underlying Investments for federal income tax purposes is based on amounts reported to the Master Fund on Schedule K-1 from the Underlying Investments. The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2025, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2023 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Adviser has reviewed the Master Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Master Fund’s financial statements for the six months ended September 30, 2025. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2025, the Master Fund did not incur any interest or penalties.

The Subsidiary is a domestic limited liability company that is treated as a corporation for tax reporting and has a tax year end of September 30. The Subsidiary is subject to federal, state and local income taxes. As of September 30, 2025, the Subsidiary has recorded a total deferred tax payable of $1,627,688.

The Master Fund’s tax basis capital gains and losses will be determined as of each tax year end and presented within the Master Fund’s fiscal year end financial statements as of March 31, 2026. There were no distributions paid for the six months ended September 30, 2025.

NB Crossroads Private Markets Fund VI Holdings LP
Notes to the Consolidated Financial Statements
September 30, 2025 (Unaudited)

G. Restrictions on Transfers

Interests of the Master Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Underlying Investments

Each Underlying Investment will charge its investors (including the Master Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Master Fund level expenses shown on the Master Fund’s Consolidated Statement of Operations, Partners of the Master Fund will indirectly bear the fees and expenses charged by the Underlying Investments. These fees are reflected in the valuations of the Underlying Investments and are not reflected in the ratios to average net assets in the Master Fund’s Financial Highlights.

I. Master Fund Expenses

The Master Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration fees; audit fees; tax preparation fees; custodial fees; cost of insurance; registration expenses; Directors’ fees (as defined herein); and expenses of meetings of the Board.

J. Organizational and Offering Costs

Organization and offering costs are costs incidental to the organization, issuing and marketing of interests in a partnership and are non-recurring in nature. The Master Fund shall bear its organizational expenses, and expenses relating to the offering and sale of interests only to the extent such expenses when aggregated with those of the Master Fund’s feeder funds exceed $400,000, as the initial $400,000 shall be borne by the Registered Investment Adviser. In addition, if such aggregated expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Registered Investment Adviser. For the six months ended September 30, 2025, the Master Fund has incurred no organizational and offering costs.

K. Foreign Currency Translation

The Master Fund has foreign investments which require the Master Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Consolidated Statement of Operations. The Master Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

NB Crossroads Private Markets Fund VI Holdings LP
Notes to the Consolidated Financial Statements
September 30, 2025 (Unaudited)

L. Recent Accounting Pronouncements

In November of 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 does not change how public entities identify their operating segments, aggregate those operating segments, or apply the quantitative thresholds to determine their reportable segments. However, it does clarify that all segment disclosures are applicable, even for entities that have a single reportable segment. This update is effective for fiscal years beginning after December 15, 2024, and early adoption is permitted. The Master Fund adopted this guidance and the adoption of the new standard impacted financial statement disclosures only and did not affect the Master Fund’s financial position or the results of its operations.

M. Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NBIA acts as the Master Fund’s CODM and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has determined the Master Fund represents a single operating segment, as the CODM monitors the operating results of the Master Fund as a whole and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its confidential private placement memorandum, based on a defined investment strategy which is executed by the portfolio management team. The financial information in the form of the Master Fund’s investments as well as the information contained with the Master Fund’s Consolidated Financial Highlights, which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. The Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets and the Consolidated Statement of Operations are reflective of the Master Fund’s segment assets and expenses, respectively.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.80% following the Master Fund’s commencement of operations through the end of year eight; and then 0.15% for the remaining life of the Master Fund, in each case based on the Master Fund’s invested capital. For the six months ended September 30, 2025, the Master Fund incurred Advisory Fees totaling $1,382,580.

NB Crossroads Private Markets Fund VI Holdings LP
Notes to the Consolidated Financial Statements
September 30, 2025 (Unaudited)

Pursuant to an Administrative and Accounting Services Agreement, the Master Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Master Fund. In consideration for these services, the Master Fund pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Master Fund. For the six months ended September 30, 2025, the Master Fund incurred administration service fees totaling $133,771.

The Board consists of six directors (the “Directors”), all of whom are not "interested persons” of the Master Fund as defined by Section 2(a)(19) of the 1940 Act. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2025, the Master Fund incurred $81,719 in Directors’ fees.

4. Capital Commitments from Partners

At September 30, 2025, capital commitments from Partners totaled $376,959,339. Capital contributions received by the Master Fund with regard to satisfying Partner commitments totaled $312,876,252, which represents approximately 83% of committed capital at September 30, 2025.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2025, the Master Fund issued 7,834.96 units.

The net profits or net losses of the Master Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Partners’ percentage interests, as defined in the Master Fund’s LP Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement. As of September 30, 2025, the Master Fund had distributed $5,155,433 to Partners. Distributions from the Master Fund are made in the following priority:

(a) First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, 7% to the Special Limited Partner (as defined in Note 1), if the Master Fund reaches an allocation of at least 40% of its total capital commitments entered into with respect to Portfolio Funds and Co-Investments (“Underlying Commitments”) to Secondary Investments and Co-Investments combined; 6.75% if the Master Fund’s allocation to Secondary Investments and Co-Investments is at least 35% but less than 40% of Underlying Commitments; and 6.5% if the allocation is below 35% of Underlying Commitments. The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the final closing.

Incentive carried interest is accrued based on the NAV of the Feeder Funds at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Consolidated Statement of Changes in Partners’ Capital – Net Assets discloses the amount payable and paid to the Special Limited Partner in the period in which it occurs. At September 30, 2025, the accrued and unpaid incentive carried interest was $2,438,306.

NB Crossroads Private Markets Fund VI Holdings LP
Notes to the Consolidated Financial Statements
September 30, 2025 (Unaudited)

5. Capital Commitments of the Master Fund to Investments

As of September 30, 2025, the Master Fund had total capital commitments of $364,344,928 to the investments with remaining unfunded commitments to the investments totaling $47,800,064 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	9,416,175
Small and Mid-cap Buyout	29,476,582
Special Situations	2,819,031
Venture Capital	6,088,276
Total	$47,800,064

6. Description of the Investments

Due to the nature of the Underlying Investments, the Master Fund generally cannot liquidate its positions in the investments except through distributions from the Underlying Investments, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Master Fund has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

7. Line of Credit

The Master Fund entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated July 1, 2020, as amended on June 30, 2023, under which the Master Fund could borrow an aggregate principal amount of $25,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit was secured by the Master Fund’s unfunded Partners’ capital commitments. The Credit Agreement matured on June 30, 2025 and was not extended.

As of September 30, 2025, there was no outstanding principal owed to the bank by the Master Fund. Interest was charged on the outstanding principal amount at a rate per annum that is the aggregate of the applicable margin and Secured Overnight Financing Rate (“SOFR”). Additionally, a commitment fee was charged on the daily unused portion. During the six months ended September 30, 2025, the Master Fund had an average outstanding principal of $863,014, with an average interest rate of 9.3%. During the year, the Master Fund incurred $106,042 of interest expense, as presented in the Consolidated Statement of Operations. In relation to entering the Credit Agreement, the Master Fund incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs were be amortized over the term of the loan. For the six months ended September 30, 2025, the Master Fund expensed $50,058 of Financing Costs as shown in the Consolidated Statement of Operations.

NB Crossroads Private Markets Fund VI Holdings LP
Notes to the Consolidated Financial Statements
September 30, 2025 (Unaudited)

8. Indemnifications

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Master Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Underlying Investment. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the Master Fund, may cause the Master Fund to, in turn, default on its commitment to a Underlying Investment. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Subsequent Events

The Master Fund has evaluated all events subsequent to September 30, 2025, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund VI Holdings LP
Supplemental Information
September 30, 2025 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Master Fund’s policies and procedures used to determine how to vote proxies relating to the Master Fund’s portfolio securities, as well as information regarding proxy votes cast by the Master Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Master Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Master Fund did not receive any proxy solicitations during the six months ended September 30, 2025.

The Master Fund files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Master Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund VI Holdings LP
Advisory and Sub-Advisory Agreement Approval
September 30, 2025 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, "Neuberger Berman"), at an executive session of the Independent Directors held on July 17, 2025 and a Board meeting held on July 24, 2025. The Board is comprised solely of Independent Directors, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Directors were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the 1940 Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the 1940 Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflect the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and service fee payable by the Feeder Funds to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

NB Crossroads Private Markets Fund VI Holdings LP
Advisory and Sub-Advisory Agreement Approval
September 30, 2025 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operational support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers that manage the Master Fund, and their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they are able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not so disproportionately large that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Directors, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Master Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Master Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Master Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on the Board's consideration of the Master Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Included as part of the report to partners filed under Item 1 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which partners may recommend nominees to the Board.

Item 16. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the “1940 Act” were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2025.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2025.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics. Not applicable to semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund VI Holdings LP

By:	/s/ David Morse
David Morse
Vice President

Date: December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Morse
David Morse
Vice President
(Principal Executive Officer)

Date: December 8, 2025

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 8, 2025